Earnout Shares (Q2) (Details) - Innventure LLC $ / shares in Units, $ in Thousands				3 Months Ended		6 Months Ended
	Feb. 04, 2025 shares	Jan. 07, 2025 shares	Oct. 02, 2024 day	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Oct. 01, 2024 USD ($) $ / shares shares
Business Combination, Contingent Consideration [Line Items]
Contingent consideration (in shares)							5,000,000
Contingent consideration, vesting provision, VWAP stock price trigger (in usd per share) | $ / shares							$ 11.5
Contingent consideration, vesting provision, VWAP threshold trading days | day			20
Contingent consideration, vesting provision, effective period following business combination			6 months
Milestone Two
Business Combination, Contingent Consideration [Line Items]
Earnout shares issued (in shares)	2,000,000
Milestone Three
Business Combination, Contingent Consideration [Line Items]
Contingent consideration liability | $				$ 4,370	$ 14,752	$ 4,370	$ 11,352
Gain on change in fair value of contingent consideration | $				$ 3,100	$ (3,400)	$ 9,509
Innventure Members
Business Combination, Contingent Consideration [Line Items]
Contingent consideration (in shares)							5,000,000
Sponsor
Business Combination, Contingent Consideration [Line Items]
Contingent consideration (in shares)							344,828
Earnout shares vested (in shares)		344,828